UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21582

Madison/Claymore Covered Call Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso, Chief Legal and Executive Officer

Madison/Claymore Covered Call Fund

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-630-505-3700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

MADISON/CLAYMORE COVERED CALL FUND

Portfolio of Investments

September 30, 2005 (Unaudited)

NUMBER OF SHARES	DESCRIPTION	VALUE
	COMMON STOCKS 91.1%
	Business Services 4.6%
100,000	Cintas Corp.	$4,105,000
155,300	First Data Corp.	6,212,000
52,600	Fiserv, Inc. (a)	2,412,762

		12,729,762

	Consumer Discretionary 21.5%
90,000	American Eagle Outfitters, Inc.	2,117,700
270,000	Bed Bath & Beyond, Inc. (a)	10,848,600
60,000	Best Buy Co., Inc.	2,611,800
200,000	Family Dollar Stores, Inc.	3,974,000
100,000	Harley-Davidson, Inc.	4,844,000
270,000	Home Depot, Inc.	10,297,800
110,000	International Game Technology, Inc.	2,970,000
105,000	Kohl's Corp. (a)	5,268,900
130,000	Lowe's Cos., Inc.	8,372,000
45,000	Ross Stores, Inc.	1,066,500
90,000	Target Corp.	4,673,700
35,000	Tiffany & Co.	1,391,950
30,000	Williams-Sonoma, Inc. (a)	1,150,500

		59,587,450

	Consumer Services 1.4%
90,000	Intuit, Inc. (a)	4,032,900

	Exchange Traded Funds 4.0%
280,000	Nasdaq-100 Index Tracking Stock	11,048,800

	Financials 16.3%
60,000	Affiliated Managers Group, Inc. (a)	4,345,200
85,000	Capital One Financial Corp.	6,759,200
113,000	Citigroup, Inc.	5,143,760
225,000	Countrywide Financial Corp.	7,420,500
270,000	MBNA Corp.	6,652,800
100,000	Merrill Lynch & Co., Inc.	6,135,000
165,000	Morgan Stanley Co.	8,900,100

		45,356,560

	Healthcare 16.0%
110,200	Amgen, Inc. (a)	8,779,634
170,000	Biogen Idec, Inc. (a)	6,711,600
175,000	Biomet, Inc.	6,074,250
231,200	Boston Scientific Corp. (a)	5,403,144
270,000	Health Management Associates, Inc.	6,336,900
150,000	Laboratory Corp. of America Holdings (a)	7,306,500
111,000	Mylan Laboratories, Inc.	2,137,860
67,600	Pfizer, Inc.	1,687,972

		44,437,860

	Industrial 2.2%
70,000	FedEx Corp.	6,099,100

	Insurance 5.9%
140,000	American International Group, Inc.	8,674,400
120,000	MGIC Investment Corp.	7,704,000

		16,378,400

	Software 3.8%
200,000	Check Point Software Technologies Ltd. (Israel) (a)	4,864,000
250,000	Symantec Corp. (a)	5,665,000

		10,529,000

	Technology 15.4%
220,000	Altera Corp. (a)	4,204,200
230,000	Applied Materials, Inc.	3,900,800
300,000	Cisco Systems, Inc. (a)	5,379,000
400,000	Flextronics International Ltd. (Singapore) (a)	5,140,000
327,700	Hewlett-Packard Co.	9,568,840
340,000	Intel Corp.	8,381,000
100,000	QLogic Corp. (a)	3,420,000
105,000	Xilinx, Inc.	2,924,250

		42,918,090

	TOTAL LONG TERM INVESTMENTS 91.1% (Cost $250,804,660)	253,117,922

	SHORT-TERM INVESTMENTS 21.1%
	Money Market Funds 0.1%
116,326	AIM Liquid Assets Money Market Fund (Cost $116,326)	116,326

Principal Amount
	Repurchase Agreement 18.7%
52,032,000	Morgan Stanley Co. (issued 9/30/05, yielding 3.14%; collateralized by $52,755,000 par of U.S. Treasury Notes due 4/15/10; to be sold on 10/3/05 at $52,045,615) (Cost $52,032,000)	52,032,000

	U.S. Government and Agencies 2.3%
6,370,000	U.S. Treasury Note (yielding 2.85%, maturity 10/20/05) (Cost $6,360,412)	6,360,412

	TOTAL SHORT-TERM INVESTMENTS 21.1% (Cost $58,508,738)	58,508,738

	TOTAL INVESTMENTS 112.2% (Cost $309,313,398)	311,626,660
	Liabilities in excess of other assets (6.9%)	(19,089,196)
	Total Value of Options Written (5.3%)	(14,862,480)

	Net Assets 100.0%	$277,674,984

Contracts	CALL OPTIONS WRITTEN (a)	Expiration Date	Exercise Price	Market Value
(100 shares per contract)
100	Affiliated Managers Group, Inc.	December 2005	65.00	84,000
165	Affiliated Managers Group, Inc.	January 2006	70.00	84,975
2,200	Altera Corp.	January 2006	20.00	209,000
600	American Eagle Outfitters, Inc.	January 2006	27.50	69,000
300	American Eagle Outfitters, Inc.	January 2006	30.00	18,750
400	American International Group, Inc.	January 2006	60.00	168,000
400	American International Group, Inc.	February 2006	65.00	78,000
1,102	Amgen, Inc.	October 2005	60.00	2,181,960
1,870	Applied Materials, Inc.	January 2006	17.50	163,625
1,020	Bed Bath & Beyond, Inc.	November 2005	37.50	346,800
540	Bed Bath & Beyond, Inc.	January 2006	40.00	144,450
462	Bed Bath & Beyond, Inc.	November 2005	42.50	28,875
380	Bed Bath & Beyond, Inc.	January 2006	42.50	58,900
298	Bed Bath & Beyond, Inc.	January 2006	45.00	23,840
250	Biogen Idec, Inc.	January 2006	35.00	147,500
1,450	Biogen Idec, Inc.	October 2005	40.00	137,750
641	Biomet, Inc.	January 2006	37.50	89,740
1,109	Biomet, Inc.	January 2006	40.00	74,857
271	Boston Scientific Corp.	October 2005	25.00	6,097
241	Boston Scientific Corp.	January 2006	27.50	9,640
600	Capital One Financial Corp.	December 2005	80.00	213,000
1,000	Check Point Software Technologies Ltd. (Israel)	January 2006	22.50	262,500
1,000	Check Point Software Technologies Ltd. (Israel)	January 2006	25.00	120,000
140	Cintas Corp.	November 2005	40.00	26,950
115	Cintas Corp.	February 2006	45.00	8,625
400	Cisco Systems, Inc.	January 2006	17.50	48,000
1,384	Cisco Systems, Inc.	October 2005	20.00	6,920
805	Cisco Systems, Inc.	January 2006	20.00	22,138
300	Citigroup, Inc.	January 2006	45.00	53,250
300	Countrywide Financial Corp.	January 2006	35.00	50,250
500	Countrywide Financial Corp.	October 2005	35.00	15,000
1,230	Countrywide Financial Corp.	January 2006	37.50	110,700
305	Family Dollar Stores, Inc.	October 2005	22.50	1,525
100	Family Dollar Stores, Inc.	January 2006	22.50	5,000
700	FedEx Corp.	January 2006	85.00	385,000
1,553	First Data Corp.	January 2006	42.50	198,007

296	Fiserv, Inc.	December 2005	40.00	189,440
230	Fiserv, Inc.	December 2005	45.00	52,900
2,753	Flextronics International Ltd. (Singapore)	January 2006	12.50	289,065
1,247	Flextronics International Ltd. (Singapore)	January 2006	15.00	24,940
400	Harley-Davidson, Inc.	January 2006	50.00	95,000
987	Hewlett-Packard Co.	November 2005	20.00	917,910
740	Hewlett-Packard Co.	January 2006	22.50	518,000
913	Hewlett-Packard Co.	November 2005	22.50	625,405
637	Hewlett-Packard Co.	January 2006	25.00	302,575
250	Health Management Associates, Inc.	February 2006	25.00	18,125
320	Health Management Associates, Inc.	November 2005	25.00	7,200
1,500	Home Depot, Inc.	November 2005	40.00	108,750
200	Home Depot, Inc.	January 2006	40.00	28,000
600	Home Depot, Inc.	January 2006	42.50	40,500
1,510	Intel Corp.	October 2005	22.50	339,750
600	Intel Corp.	January 2006	25.00	73,500
300	Intel Corp.	April 2006	25.00	51,750
600	International Game Technology, Inc.	January 2006	27.50	84,000
500	International Game Technology, Inc.	January 2006	30.00	28,750
685	Intuit, Inc.	October 2005	42.50	176,388
100	Kohl's Corp.	April 2006	50.00	49,000
500	Kohl's Corp.	January 2006	55.00	75,000
878	Laboratory Corp. of America Holdings	November 2005	50.00	79,020
222	Laboratory Corp. of America Holdings	February 2006	55.00	9,990
400	Lowe's Cos., Inc.	January 2006	55.00	432,000
100	Lowe's Cos., Inc.	October 2005	60.00	49,500
800	Lowe's Cos., Inc.	January 2006	60.00	540,000
419	MBNA Corp.	December 2005	22.50	100,560
2,281	MBNA Corp.	December 2005	25.00	114,050
1,000	Merrill Lynch & Co., Inc.	October 2005	55.00	660,000
600	MGIC Investment Corp.	January 2006	65.00	198,000
250	MGIC Investment Corp.	December 2005	70.00	20,000
350	MGIC Investment Corp.	January 2006	70.00	46,375
850	Morgan Stanley Co.	January 2006	55.00	165,750
1,110	Mylan Laboratories, Inc.	October 2005	17.50	210,900
2,300	Nasdaq-100 Index Tracking Stock	December 2005	37.00	701,500
300	Nasdaq-100 Index Tracking Stock	December 2005	38.00	65,250
200	Nasdaq-100 Index Tracking Stock	December 2005	39.00	29,500
576	Pfizer, Inc.	January 2006	27.50	27,360

1,000	QLogic Corp.	January 2006	32.50	360,000
450	Ross Stores, Inc.	February 2006	27.50	20,250
500	Symantec Corp.	January 2006	20.00	165,000
200	Symantec Corp.	October 2005	22.50	14,500
1,800	Symantec Corp.	January 2006	22.50	306,000
300	Target Corp.	January 2006	50.00	127,500
321	Target Corp.	January 2006	55.00	53,768
245	Tiffany & Co.	January 2006	35.00	143,325
105	Tiffany & Co.	November 2005	35.00	55,125
56	Williams-Sonoma, Inc.	January 2006	40.00	9,100
1,050	Xilinx, Inc.	December 2005	27.50	170,625

	Total Value of Call Options Written (Premiums received $13,589,588)			14,623,520

	PUT OPTION WRITTEN (a)
1,498	Altera Corp.	January 2006	17.50	82,390
57	Flextronics International Ltd. (Singapore)	January 2006	10.00	570
2,600	Flextronics International Ltd. (Singapore)	January 2006	12.50	156,000

	Total Value of Put Options Written (Premium received $757,945)			238,960

	TOTAL OPTIONS WRITTEN (Premiums received $14,347,533)			$14,862,480

(a)	Non-income producing security.

See previously submitted notes to financial statements for the period ending June 30, 2005.

Country Allocation*
United States	96.8%
Singapore	1.6%
Israel	1.6%

*	Based on Total Investments (which excludes Value of Options Written.) Subject to change daily.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison/Claymore Covered Call Fund

By:	/s/ NICHOLAS DALMASO
Nicholas Dalmaso Chief Legal and Executive Officer

Date:	November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ NICHOLAS DALMASO
Nicholas Dalmaso Chief Legal and Executive Officer

Date:	November 23, 2005

By:	/s/ STEVEN M. HILL
Steven M. Hill Treasurer and Chief Financial Officer

Date:	November 23, 2005